[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (97.9%)
(Unless Otherwise Noted)
Czech Republic (2.7%)
Pharmaceuticals
Zentiva N.V.	(a)	81,500	$3,063
Hungary (3.0%)
Specialty Retail
Fotex Rt.	(a)	2,262,752	3,449
Kazakhstan (1.2%)
Oil & Gas
Nelson Resources Ltd.	(a)	864,400	1,322
Poland (23.4%)
Commercial Banks
Bank Pekao S.A.	(a)	78,171	3,449
Powszechna Kasa Oszczednosci Bank Polski S.A.	(a)	670,334	5,895
			9,344
Diversified Telecommunication Services
Telekomunikacja Polska S.A.		400,000	2,695
Telekomunikacja Polska S.A. GDR		951,400	6,422
			9,117
Food Products
ZM Duda S.A.		1,335,180	5,301
Media
Agora S.A.	(a)	144,448	2,700
			26,462
Russia (46.6%)
Beverages
Baltika Brewery		326,864	6,320
Efes Breweries International N.V. GDR	(a)(b)	129,778	3,945
Efes Breweries International N.V. GDR	(a)	71,701	2,180
Wimm-Bill-Dann Foods OJSC ADR	(a)	264,600	5,115
			17,560
Commercial Banks
Sberbank RF		5,490	3,256
Construction Materials
Alpha Cement JSC	(a)	356,500	5,526
Distributors
Kalina		58,750	1,422
Kalina ADR	(b)	32,100	777
			2,199

Electrical Equipment
Siloviye Mashiny	(a)	115,645,000	6,707
Marine
Novorossiysk Shipping Co.	(a)	4,490,000	4,400
Metals & Mining
Highland Gold Mining Ltd.		620,268	2,403
MMC Norilsk Nickel ADR		47,000	2,743
Peter Hambro Mining plc	(a)	216,389	2,586
			7,732
Oil & Gas
LUKOIL ADR		2,100	284
OAO Gazprom (Registered) ADR		21,485	724
Transneft (Preference)		1,600	1,376
			2,384
Wireless Telecommunication Services
Mobile Telesystems ADR		85,600	3,012
			52,776
Turkey (14.1%)
Beverages
Efes Sinai Yatirim Holding AS, ‘B’		903,051	5,408
Containers & Packaging
Anadolu Cam Sanayii AS		1,356,941	4,495
Industrial Conglomerates
Enka Insaat ve Sanayi AS		426,488	6,117
			16,020
Turkmenistan (3.2%)
Oil & Gas
Dragon Oil plc	(a)	2,188,503	3,681
Ukraine (0.9%)
Chemicals
Stirol Concern ADR	(a)	7,650	496
Oil & Gas
Ukrnafta Oil Co. ADR	(a)	3,100	470
			966
Uzbekistan (2.8%)
Metals & Mining
Oxus Gold plc	(a)	2,815,273	3,139
TOTAL COMMON STOCKS
(Cost $90,545)			110,878

		Face Amount (000)
CORPORATE BOND (1.1%)
Russia (1.1%)
Wireless Telecommunication Services (1.1%)
MCSI Holding Ltd. (Secured Notes) 9.00%, 04/15/07 (Cost $1,328)	(c)	$1,486	1,293
SHORT-TERM INVESTMENT (8.9%)
United States (8.9%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $10,036 (Cost $10,035)	(d)	10,035	10,035
TOTAL INVESTMENTS + (107.9%) (Cost $101,908)			122,206
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.9%)			(8,983)
NET ASSETS (100%)			$113,223

(a)	Non-income producing security
(b)	144A Security - Certain conditions for public sale mas exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Security was valued at fair value - At March 31, 2005, the Fund held a fair valued security at $1,293,000, representing 1.14% of net assets.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $101,908,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,297,000 of which $22,005,000 related to appreciated securities and $1,708,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	166	$166	4/1/2005	HUF	31,800	$167	$1
USD	99	99	4/4/2005	HUF	18,962	99	—	@
USD	71	71	4/5/2005	HUF	13,565	71	—	@
		$336				$337	$1

HUF        - Hungarian Forint

USD        - U.S. Dollar

@            - Amount is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005